SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP

DIRECT DIAL 212-735-2853 DIRECT FAX 917-777-2853 EMAIL ADDRESS ANDREW.FAULKNER@SKADDEN.COM	FOUR TIMES SQUARE __________ NEW YORK 10036-6522 TEL: (212) 735-3000 FAX: (212) 735-2000 www.skadden.com

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December 30, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Amendment No. 3 to the Registration Statement (File No. 333-192048) on Form S-3 of Chase Bank USA, National Association, as Depositor into the Chase Issuance Trust (the “Issuing Entity”)

Ladies and Gentlemen:

On behalf of Chase Bank USA, National Association (the “Bank”), Depositor into the Issuing Entity, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”) and the rules and regulations promulgated thereunder, we hereby submit for filing, via direct electronic transmission, the above-referenced Amendment No. 3 to the Registration Statement (File No. 333-192048), relating to the offering of Asset Back Securities by the Issuing Entity.

The filing fee is $3,864,000.00 (which was calculated pursuant to Rule 6(b) under the Securities Act), of which $128.80 was previously paid and $694,462 of which was previously paid in connection with unissued Notes registered under File No. 333-170794, which is being offset against the total filing fee due for this Registration Statement pursuant to Rule 457(p) of the General Rules and Regulations under the Securities Act.

If the Commission has any questions with respect to the enclosed materials, please do not hesitate to call the undersigned at (212) 735-2853 with any other questions.

Very truly yours,

/s/Andrew M. Faulkner

Andrew M. Faulkner